UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 115.2%

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/34	$1,145	$1,278,129

Alaska — 1.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,521,156
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 09/01/19(a)	4,425	4,635,143

		6,156,299
Arizona — 0.5%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 4.00%, 01/01/41	380	391,731
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,580,739
5.25%, 10/01/28	250	259,912

		2,232,382
California — 17.1%
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 08/01/38(b)	7,405	2,865,217
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	775	805,210
Sutter Health, Series A, 5.00%, 11/15/41	1,290	1,455,868
Sutter Health, Series A, 4.00%, 11/15/42	2,260	2,334,331
Sutter Health, Series B, 5.88%, 08/15/20(a)	1,500	1,632,375
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,770	2,261,157
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	2,000	2,179,080
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	1,610	1,624,731

Security	Par (000)	Value
California (continued)
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34(c)	$5,000	$5,811,300
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	565	638,507
Series A, 5.00%, 03/01/37	620	698,684
Series A-1, 5.75%, 03/01/34	1,150	1,250,637
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 08/01/31(a)	2,800	2,800,000
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	900	1,000,431
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	2,320	2,332,760
Grossmont California Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(b)	5,000	3,234,250
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 0.00%, 08/01/30(b)	10,030	6,764,733
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(c)	4,125	4,330,425
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	1,945	1,590,388
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(b)	5,000	2,526,050
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/37(b)	4,005	1,944,427
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 6.38%, 08/01/34(c)	10,000	11,727,200
San Diego California Unified School District, GO, Election of 2008(b):
CAB, Series C, 0.00%, 07/01/38	2,200	1,033,516
CAB, Series G, 0.00%, 07/01/34	900	440,118
CAB, Series G, 0.00%, 07/01/35	950	437,048
CAB, Series G, 0.00%, 07/01/36	1,430	618,933
CAB, Series G, 0.00%, 07/01/37	950	386,973
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(b)	1,725	1,117,524

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	$900	$990,036
5.00%, 08/01/21	760	836,030
State of California, GO, 5.50%, 04/01/28	5	5,017
State of California, GO, Refunding, Various Purposes:
5.00%, 09/01/41	2,300	2,505,114
5.00%, 10/01/41	1,300	1,418,963
State of California, GO, Various Purposes, 5.00%, 04/01/42	1,500	1,639,830
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/36(b)	15,000	7,699,650

		80,936,513
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	1,885	1,995,932
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	540	590,749

		2,586,681
Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	845	836,863
Sub-Series B-1, 4.00%, 05/15/45	965	974,939
State of Connecticut, GO, Series C, 5.00%, 06/15/32	840	945,101

		2,756,903
Florida — 11.7%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 4.00%, 07/01/41	570	585,487
Country of Miami-Dade FL Water & Sewer System Revenue, Refunding RB, System-Series A, 4.00%, 10/01/44	1,200	1,231,476
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	2,175	2,350,501
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	4,300	4,805,293
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, 6.00%, 11/15/37	1,250	1,325,487

Security	Par (000)	Value
Florida (continued)
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	$2,700	$2,715,957
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,397,018
5.38%, 10/01/32	1,700	1,838,397
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	2,755	3,174,586
Department, Series B, AMT, 6.25%, 10/01/38	560	647,310
Department, Series B, AMT, 6.00%, 10/01/42	895	1,019,763
Series B, AMT, 6.00%, 10/01/30	870	992,618
County of Miami-Dade Florida, Refunding RB, 4.00%, 10/01/40	1,220	1,254,209
County of Miami-Dade Florida Aviation, Refunding ARB:
AMT, 5.00%, 10/01/34	260	289,983
Series A, 5.50%, 10/01/36	6,490	6,766,734
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	3,430	3,881,937
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/32	3,550	3,862,116
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,600	3,992,796
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	765	831,310
5.00%, 08/01/47	2,225	2,411,433
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	45	49,263
5.00%, 10/01/31	2,780	3,029,922
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	715	801,636
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	375	387,971

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	$1,395	$1,510,743
5.38%, 10/01/29	1,900	2,086,998
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,620	1,838,052

		55,078,996
Georgia — 0.8%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	680	778,478
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,730	1,737,473
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	190	206,555
5.00%, 04/01/44	855	918,065

		3,640,571
Illinois — 14.5%
City of Chicago Illinois, Refunding GARB, Series B:
O’Hare International Airport, Senior Lien, 5.00%, 01/01/41	3,800	4,187,524
O’Hare International Airport, Passenger Facility Charge, AMT, 5.00%, 01/01/31	2,500	2,678,675
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	1,475	1,601,393
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	4,615	5,041,334
3rd Lien, Series A, 5.75%, 01/01/39	885	958,446
Senior Lien, Series D, 5.25%, 01/01/42	3,985	4,539,154
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 01/01/39	4,090	4,460,390
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	786,346

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB (continued):
Sales Tax Receipts, 5.25%, 12/01/36	$840	$896,969
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	280	295,688
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	850	928,192
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	1,690	1,693,566
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	470	502,731
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	1,100	1,100,770
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30(c)	17,800	17,848,950
Metropolitan Pier & Exposition Authority, RB, (NPFGC)(b):
0.00%, 06/15/30(d)	800	565,112
0.00%, 06/15/30	14,205	8,573,002
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	4,625	1,470,056
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	900	1,003,041
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 06/01/33	3,200	4,004,448
State of Illinois, GO:
5.25%, 02/01/33	1,140	1,202,221
5.50%, 07/01/33	1,100	1,166,363
5.25%, 02/01/34	1,140	1,199,930
5.50%, 07/01/38	1,840	1,936,802

		68,641,103
Indiana — 2.2%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,529,318
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	690	734,408
Indiana Health & Educational Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, 5.00%, 11/15/46	2,625	2,956,222

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 01/01/19(a)	$255	$259,633
5.75%, 01/01/38	1,045	1,062,180
(AGC), 5.25%, 01/01/19(a)	460	467,411
(AGC), 5.25%, 01/01/29	1,890	1,918,539
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,190	1,270,468

		10,198,179
Iowa — 2.4%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	7,700	8,017,163
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	855	888,431
5.70%, 12/01/27	855	887,447
5.80%, 12/01/29	580	601,506
5.85%, 12/01/30	785	814,296

		11,208,843
Louisiana — 2.2%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,260	2,459,942
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	330	377,573
5.00%, 12/01/35	440	502,669
5.00%, 12/01/36	395	450,577
5.00%, 12/01/37	495	563,364
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	4,015	4,421,318
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 07/01/30	1,800	1,835,586

		10,611,029
Maine — 0.2%
Maine State Housing Authority, RB, Series D-1, 3.65%, 11/15/42	890	871,684

Massachusetts — 2.2%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,855	3,110,380

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	$1,265	$1,294,904
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	1,090	1,130,156
Series C, 5.00%, 12/01/30	1,190	1,203,376
Series C, 5.35%, 12/01/42	610	617,497
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	350	346,612
3.85%, 06/01/46	235	232,612
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 5.00%, 07/01/47	475	531,843
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,720	1,900,497

		10,367,877
Michigan — 4.1%
City of Detroit Michigan Water Supply System Revenue, RB, Senior Lien, Series A, 5.25%, 07/01/41	1,000	1,075,050
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	2,500	2,736,025
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	840	854,036
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	570	496,704
Trinity Health Credit Group, 5.00%, 12/01/21(a)	25	27,480
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	500	511,725
Michigan State Hospital Finance Authority, Refunding RB, Ascension Senior Credit Group, 4.00%, 11/15/47	820	833,866
Royal Oak Hospital Finance Authority Michigan, Refunding RB:
Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,470	1,607,357
William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	3,510	3,529,551
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,321,464
Series I-A, 5.38%, 10/15/41	1,000	1,098,940
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,692,730

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$520	$580,700

		19,365,628
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	415	421,167
6.50%, 11/15/38	2,285	2,318,544

		2,739,711
Mississippi — 0.1%
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Facilities Refinancing, Series A, 4.00%, 08/01/43	550	568,062

Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	1,000	1,103,170

Nevada — 0.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)	1,150	1,184,420
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 07/01/42	1,500	1,572,120

		2,756,540
New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	2,200	2,207,744

New Jersey — 7.4%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,220	1,333,777
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	935	1,017,972
Series WW, 5.25%, 06/15/33	215	235,315
Series WW, 5.00%, 06/15/34	280	301,361
Series WW, 5.00%, 06/15/36	1,280	1,369,651
Series WW, 5.25%, 06/15/40	490	529,200
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	785	787,316

Security	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	$400	$427,912
5.75%, 12/01/27	190	203,505
5.75%, 12/01/28	205	219,172
5.88%, 12/01/33	1,980	2,130,381
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,225	1,261,799
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	2,035	2,175,212
Transportation Program, Series AA, 5.00%, 06/15/38	2,440	2,584,741
Transportation System, CAB, Series A, 0.00%, 12/15/29(b)	7,530	4,715,135
Transportation System, Series A, 5.50%, 06/15/41	1,605	1,678,429
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	2,000	2,341,780
Transportation System, Series AA, 5.50%, 06/15/39	3,565	3,827,027
Transportation System, Series B, 5.50%, 06/15/31	2,750	2,909,582
Transportation System, Series B, 5.00%, 06/15/42	725	748,012
Transportation System, Series D, 5.00%, 06/15/32	875	943,101
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/46	2,540	2,790,139
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series A, 5.25%, 06/01/46	560	627,038

		35,157,557
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	500	553,050

New York — 4.9%
City of New York Housing Development Corp., Refunding RB, Series L-2-A, 4.00%, 05/01/44	1,160	1,170,776
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,550	1,596,221

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/40	$1,025	$1,053,608
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,124,330
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	615	676,568
5.75%, 02/15/47	385	418,926
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,900	2,147,114
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,855	3,091,194
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 4.00%, 09/15/43	630	643,110
State of New York Dormitory Authority, RB, Education, Series B, 5.75%, 03/15/19(a)	2,000	2,053,820
State of New York HFA, RB, M/F Housing, Series B:
Affordable Housing, AMT, 5.30%, 11/01/37	3,350	3,353,785
Green Bond (SONYMA), 3.88%, 11/01/48	810	813,848

		23,143,300
Ohio — 1.3%
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 08/01/38	2,165	2,200,983
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	635	638,397
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	725	831,727
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	950	1,060,504
5.25%, 02/15/33	1,325	1,476,116

		6,207,727
Oregon — 1.5%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36(c)	1,145	1,322,131

Security	Par (000)	Value
Oregon (continued)
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/39(c)	$605	$625,697
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	1,360	608,627
State of Oregon, GO, Refunding, Veteran’s Welfare Series 100th, 3.65%, 06/01/42	850	843,277
State of Oregon Housing & Community Services Department, RB, Series D, 3.45%, 01/01/38	3,815	3,730,269

		7,130,001
Pennsylvania — 10.5%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	305	342,494
5.00%, 06/01/34	540	604,476
5.00%, 06/01/35	1,025	1,142,875
(AGM), 4.00%, 06/01/39	1,445	1,475,605
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,310	1,309,961
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,420	1,542,518
PA Bridges Finco LP, 5.00%, 12/31/38	11,890	12,949,875
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	3,420	3,754,373
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	795	802,958
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,575	5,095,864
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	946,998
Series A-1, 5.00%, 12/01/41	1,125	1,248,604
Series B, 5.00%, 12/01/40	440	488,633
Series C, 5.50%, 12/01/23(a)	760	891,738
Sub-Series B-1, 5.00%, 06/01/42	1,965	2,151,184
Subordinate, Special Motor License Fund, 5.50%, 12/01/20(a)	6,700	7,280,756
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	775	850,996

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licensed Fund Enhancement, Third Series, 4.00%, 12/01/38	$2,845	$2,900,449
Series A-1, 5.00%, 12/01/40	1,040	1,147,952
Philadelphia Authority for Industrial Development, RB, The Children’s Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	1,675	1,713,056
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	425	467,950
State Public School Building Authority, RB, The School District of Philadelphia Project, 5.00%, 04/01/32	500	528,380

		49,637,695
Rhode Island — 1.7%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	640	711,283
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	7,180	7,310,676

		8,021,959
South Carolina — 5.9%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,500	1,667,940
5.50%, 07/01/41	2,725	3,026,140
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(a)	320	362,790
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	1,470	1,653,324
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(a)	2,500	2,604,450
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	3,160	3,511,234
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	9,985	10,875,562
Series E, 5.50%, 12/01/53	985	1,066,046

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	$2,850	$3,019,119

		27,786,605
South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue, 4.00%, 07/01/37	1,690	1,716,584

Texas — 13.3%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 07/01/19(d)	275	287,455
City of Arlington Texas, Special Tax Bonds, Series A (AGM), 5.00%, 02/15/43	1,000	1,130,240
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	2,700	2,793,879
6.00%, 05/15/19	150	155,264
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	760	834,571
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	2,870	1,359,031
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,213,630
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	4,340	4,882,891
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	8,550	9,168,165
5.00%, 11/01/42	1,500	1,595,445
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,489,909
Grand Parkway Transportation Corp., RB:
Convertible CAB, Series B, 5.80%, 10/01/46(c)	2,870	2,683,077
Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/48	2,465	2,807,043

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	$2,990	$3,053,836
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(b)	4,665	1,979,499
Lone Star College System, GO, 5.00%, 08/15/33(a)	4,300	4,305,891
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/19(a)	2,745	2,797,677
1st Tier System, Series A, 6.00%, 01/01/28	635	646,011
1st Tier-Series A, 5.00%, 01/01/43	1,780	2,013,874
Series B, 5.00%, 01/01/40	1,375	1,496,770
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 09/15/35	3,180	1,476,347
0.00%, 09/15/36	6,015	2,631,562
0.00%, 09/15/37	4,305	1,772,455
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,865	2,129,905
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,600	1,727,360
5.00%, 12/15/32	1,060	1,142,574
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,745	1,882,646
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	2,330	2,498,552

Security	Par (000)	Value
Texas (continued)
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/45	$690	$709,113

		62,664,672
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,700	1,902,062

Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(a):
5.50%, 05/15/19	155	159,786
5.50%, 05/15/19	295	304,228

		464,014
Washington — 2.7%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,380	1,509,817
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	4,000	4,391,280
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,590,270
Providence Health & Services, Series A, 5.25%, 10/01/39	850	891,675
Seattle Children’s Hospital, Series A, 5.00%, 10/01/45	1,785	1,974,121
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.00%, 08/15/41	2,535	2,577,233

		12,934,396
West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	4,010	3,983,694

Wisconsin — 1.5%
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	1,920,541
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	2,275	2,276,592

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, 4.00%, 04/01/39	$3,025	$3,046,931

		7,244,064

Total Municipal Bonds — 115.2% (Cost — $509,280,168)		543,853,424

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Arizona — 0.5%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	2,310	2,381,887

California — 2.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(f)	5,282	5,497,624
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(f)	2,158	2,572,613
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	2,639	2,759,766
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	509	527,859

		11,357,862
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(f)	1,220	1,251,202

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,891	2,110,927

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(f)	1,319	1,384,226

Florida — 5.9%
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	2,390	2,590,079
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	12,729	13,625,291

Security	Par (000)	Value
Florida (continued)
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	$3,544	$3,682,049
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	7,786,548

		27,683,967
Illinois — 7.1%
City of Chicago Illinois Waterworks, Refunding RB, Water Revenue Project (AGM), 2nd Lien:
2017, 5.25%, 11/01/18(a)	9,492	9,573,592
2017, 5.25%, 11/01/33	2,845	2,869,623
5.25%, 11/01/18(a)	2,090	2,108,067
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(f)	6,198	6,395,914
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	2,878	3,146,640
Series A, 5.00%, 01/01/40	3,721	4,115,249
Series B, 5.00%, 01/01/40	1,409	1,566,518
Series C, 5.00%, 01/01/38	3,243	3,571,536

		33,347,139
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	6,444	7,621,371

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	2,085	2,142,025

Maryland — 1.3%
City of Baltimore Maryland Water Utility Fund, RB, Series A:
Sub-Water Projects, 5.00%, 07/01/41	3,845	4,358,836
Wastewater Project, 5.00%, 07/01/46	1,485	1,681,559

		6,040,395
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	2,022	2,257,229

Michigan — 3.0%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,701	2,959,459
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,075	9,873,056

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$1,180	$1,317,505

		14,150,020
Nevada — 3.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)(f)	5,007	5,153,901
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	4,202	4,832,302
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(a)	2,429	2,522,693
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	4,720	5,314,614

		17,823,510
New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	1,120	1,265,720
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	3,193	3,348,664
Series G, 4.00%, 01/01/43	2,957	3,076,748
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	2,581	2,690,568

		10,381,700
New York — 10.3%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Series FF, 5.00%, 06/15/39	4,050	4,532,612
Series DD, 5.00%, 06/15/35	2,280	2,573,641
City of New York New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(f)	4,228	4,822,313
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(f)	2,280	2,324,247
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	7,641	8,545,457

Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	$4,750	$5,387,735
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,057	2,320,702
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	11,682,700
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	3,081	3,549,415
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19(a)	1,534	1,574,115
Triborough Bridge & Tunnel Authority, RB, General, Series A-2(f):
5.25%, 11/15/18(a)	561	567,550
5.25%, 11/15/34	939	949,152

		48,829,639
Ohio — 1.7%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/49(f)	3,210	3,274,264
4.00%, 11/15/43	4,007	4,185,277
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	780	793,307

		8,252,848
Pennsylvania — 1.2%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(f)	4,273	4,402,837
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,220	1,354,114

		5,756,951
South Carolina — 1.0%
South Carolina Public Service Authority, Refunding RB, Series A(a):
5.50%, 01/01/19	374	380,478
5.50%, 01/01/19	4,327	4,399,401

		4,779,879
Texas — 3.7%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,010	2,046,723

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	$1,679	$1,915,766
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	955,172
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	4,720	5,271,697
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(f)	4,501	4,821,864
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	2,564	2,602,870

		17,614,092
Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	3,079	3,659,846

Washington — 1.7%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,719,277

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$3,930	$4,555,774

		8,275,051
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	640	685,027
Series C, 5.25%, 04/01/19(a)	2,000	2,050,320

		2,735,347

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 50.8% (Cost — $233,188,844)		239,837,113

Total Long-Term Investments — 166.0% (Cost — $742,469,012)		783,690,537

Other Assets Less Liabilities — 0.6%		3,114,787
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.2)%		(138,313,002)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (37.4)%		(176,366,891)
Net Assets Applicable to Common Shares — 100.0%		$472,125,431

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 5, 2018 to January 1, 2038, is $32,248,104.

(h)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY)

Affiliated	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	—	—	$—	$5,368	$1,235	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	69	09/19/18	$8,240	$32,759
Long U.S. Treasury Bond	174	09/19/18	24,877	11,543
5-Year U.S. Treasury Note	59	09/28/18	6,674	6,919

				$51,221

12

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$783,690,537	$—	$783,690,537

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$51,221	$—	$—	$51,221

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(137,981,108)	$—	$(137,981,108)
VRDP Shares at Liquidation Value	—	(176,600,000)	—	(176,600,000)

	$—	$(314,581,108)	$—	$(314,581,108)

During the period ended July 31, 2018, there were no transfers between levels.

13

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund, Inc.

Date: September 20, 2018